Review of businesses (Tables)	12 Months Ended
Dec. 31, 2011
Contribution of Segments to Overall Profitability

The following consolidating schedules show the contribution of our businesses to our overall profitability.

For the year ended Dec. 31, 2011 (dollar amounts in millions)	Investment Management		Investment Services	Other	Consolidated
Fee and other revenue	$3,264	(a)	$7,957	$475	$11,696	(a)
Net interest revenue	206		2,635	143	2,984
Total revenue	3,470		10,592	618	14,680
Provision for credit losses	1		-	-	1
Noninterest expense	2,746		7,478	888	11,112
Income (loss) before taxes	$723	(a)	$3,114	$(270)	$3,567	(a)
Pre-tax operating margin (b)	21%		29%	N/M	24%
Average assets	$37,043		$207,454	$46,648	$291,145
(a)	Total fee and other revenue includes income from consolidated investment management funds of $200 million, net of noncontrolling interests of $50 million, for a net impact of $150 million. Income before taxes includes noncontrolling interests of $50 million.
(b)	Income before taxes divided by total revenue.

For the year ended Dec. 31, 2010
(dollar amounts in millions)	Investment Management		Investment Services	Other	Total continuing operations
Fee and other revenue	$3,234	(a)	$7,179	$478	$10,891	(a)
Net interest revenue	205		2,448	272	2,925
Total revenue	3,439		9,627	750	13,816
Provision for credit losses	3		-	8	11
Noninterest expense	2,693		6,515	962	10,170
Income (loss) before taxes	$743	(a)	$3,112	$(220)	$3,635	(a)
Pre-tax operating margin (b)	22%		32%	N/M	26%
Average assets	$35,411		$161,605	$40,420	$237,436	(c)
(a)	Total fee and other revenue includes income from consolidated investment management funds of $226 million, net of noncontrolling interests of $59 million, for a net impact of $167 million. Income before taxes includes noncontrolling interests of $59 million.
(b)	Income before taxes divided by total revenue.
(c)	Including average assets of discontinued operations of $404 million in 2010, consolidated average assets were $237,840 million.

For the year ended Dec. 31, 2009
(dollar amounts in millions)	Investment Management	Investment Services	Other	Total continuing operations
Fee and other revenue	$2,825	$6,887	$(4,973)	$4,739
Net interest revenue	242	2,349	324	2,915
Total revenue	3,067	9,236	(4,649)	7,654
Provision for credit losses	1	-	331	332
Noninterest expense	2,499	5,901	1,130	9,530
Income (loss) before taxes	$567	$3,335	$(6,110)	$(2,208)
Pre-tax operating margin (a)	18%	36%	N/M	N/M
Average assets	$21,840	$151,001	$37,098	$209,939	(b)
(a)	Income before taxes divided by total revenue.
(b)	Including average assets of discontinued operations of $2,188 million in 2009, consolidated average assets were $212,127 million.